Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories
Raw materials	¥ 343,913		¥ 733,069
Work in progress	121,831		40,142
Vehicles	2,178,197		1,695,882
Batteries and other components	1,290,617		2,696,976
Others	216,184		62,620
Total	¥ 4,150,742	$ 568,649	¥ 5,228,689